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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 3/31/2008 Check here if Amendment[ ]: Amendment Number:
                                                          ----------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Netols Asset Management, Inc.
Address: 1045 W. Glen Oaks Lane, Suite 202
         Mequon, WI 53092

Form 13F File Number 28-12202

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Jeffrey W. Netols
Title: President
Phone: 262-240-2930

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Netols
-------------------------------------
(Signature)

Mequon, WI
-----------------
(City, State)

May 3, 2008
-----------------
(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      1
                                       ---

Form 13F Information Table Entry Total: 142
                                        ---

Form 13F Information Table Value Total: $321,185 (thousands)
                                        --------

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.   Form 13F File No.   Name
---   -----------------   ----
1     28-12088            Forward Management, LLC

                           Form 13F INFORMATION TABLE
                                   12/31/2007

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
            NAME                 TITLE                 VALUE    SHARES/         PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
          OF ISSUER             OF CLASS   CUSIP     (X$1,000) PRINCIPAL SH/PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
99 CENTS ONLY STORES              COM      65440K106      35       3,587   SH           OTHER       1             3,587
99 CENTS ONLY STORES              COM      65440K106   4,650     470,221   SH            SOLE            470,221
ARBITRON INC                      COM      03875Q108      44       1,020   SH           OTHER       1             1,020
ARBITRON INC                      COM      03875Q108   5,678     131,529   SH            SOLE            131,529
ALASKA COMMUNICATIONS SYS GR      COM      01167P101      39       3,204   SH           OTHER       1             3,204
ALASKA COMMUNICATIONS SYS GR      COM      01167P101   5,117     418,033   SH            SOLE            418,033
ALEXANDER & BALDWIN INC           COM      014482103      30         706   SH           OTHER       1               706
ALEXANDER & BALDWIN INC           COM      014482103   4,062      94,297   SH            SOLE             94,297
AMERICAN SCIENCE & ENGR INC       COM      029429107      47         856   SH           OTHER       1               856
AMERICAN SCIENCE & ENGR INC       COM      029429107   6,153     112,758   SH            SOLE            112,758
ARBOR RLTY TR INC                 COM      038923108      30       1,999   SH           OTHER       1             1,999
ARBOR RLTY TR INC                 COM      038923108   3,932     260,739   SH            SOLE            260,739
BRUSH ENGINEERED MATLS INC        COM      117421107      20         777   SH           OTHER       1               777
BRUSH ENGINEERED MATLS INC        COM      117421107   2,559      99,679   SH            SOLE             99,679
BRUNSWICK CORP                    COM      117043109      16         995   SH           OTHER       1               995
BRUNSWICK CORP                    COM      117043109   1,912     119,746   SH            SOLE            119,746
C & D TECHNOLOGIES INC            COM      124661109      17       3,378   SH           OTHER       1             3,378
C & D TECHNOLOGIES INC            COM      124661109   2,335     465,120   SH            SOLE            465,120
CACI INTL INC                    CL A      127190304      46       1,007   SH           OTHER       1             1,007
CACI INTL INC                    CL A      127190304   5,947     130,563   SH            SOLE            130,563
CASUAL MALE RETAIL GRP INC        COM      148711104      16       3,715   SH           OTHER       1             3,715
CASUAL MALE RETAIL GRP INC        COM      148711104   2,014     479,475   SH            SOLE            479,475
CHAMPION ENTERPRISES INC          COM      158496109      43       4,250   SH           OTHER       1             4,250
CHAMPION ENTERPRISES INC          COM      158496109   5,656     563,944   SH            SOLE            563,944
CHATTEM INC                       COM      162456107      48         721   SH           OTHER       1               721
CHATTEM INC                       COM      162456107   6,292      94,838   SH            SOLE             94,838
COMMERCIAL METALS CO              COM      201723103      29         971   SH           OTHER       1               971
COMMERCIAL METALS CO              COM      201723103   3,960     132,122   SH            SOLE            132,122
CORINTHIAN COLLEGES INC           COM      218868107      18       2,478   SH           OTHER       1             2,478
CORINTHIAN COLLEGES INC           COM      218868107   2,337     323,215   SH            SOLE            323,215
CARTER INC                        COM      146229109      31       1,933   SH           OTHER       1             1,933
CARTER INC                        COM      146229109   4,075     252,344   SH            SOLE            252,344
CEDAR SHOPPING CTRS INC         COM NEW    150602209      31       2,692   SH           OTHER       1             2,692
CEDAR SHOPPING CTRS INC         COM NEW    150602209   4,129     353,474   SH            SOLE            353,474
CERADYNE INC                      COM      156710105      28         887   SH           OTHER       1               887
CERADYNE INC                      COM      156710105   3,726     116,579   SH            SOLE            116,579
COMPASS MINERALS INTL INC         COM      20451N101      70       1,190   SH           OTHER       1             1,190
COMPASS MINERALS INTL INC         COM      20451N101   9,255     156,926   SH            SOLE            156,926
COTT CORP QUE                     COM      22163N106       9       2,527   SH           OTHER       1             2,527
COTT CORP QUE                     COM      22163N106   1,205     343,263   SH            SOLE            343,263
DEVRY INC DEL                     COM      251893103      29         691   SH           OTHER       1               691
DEVRY INC DEL                     COM      251893103   3,828      91,493   SH            SOLE             91,493
ENCORE ACQUISITION CO             COM      29255W100      49       1,210   SH           OTHER       1             1,210
ENCORE ACQUISITION CO             COM      29255W100   6,441     159,916   SH            SOLE            159,916
ENGLOBAL CORP                     COM      293306106      33       3,861   SH           OTHER       1             3,861
ENGLOBAL CORP                     COM      293306106   4,377     511,934   SH            SOLE            511,934
EPIQ SYS INC                      COM      26882D109      33       2,121   SH           OTHER       1             2,121
EPIQ SYS INC                      COM      26882D109   4,325     278,660   SH            SOLE            278,660
EAST WEST BANCORP INC             COM      27579R104      20       1,121   SH           OTHER       1             1,121
EAST WEST BANCORP INC             COM      27579R104   2,568     144,683   SH            SOLE            144,683
FIRST INDUSTRIAL REALTY TRUS      COM      32054K103      28         914   SH           OTHER       1               914
FIRST INDUSTRIAL REALTY TRUS      COM      32054K103   3,638     117,780   SH            SOLE            117,780
FLEETWOOD ENTERPRISES INC         COM      339099103      14       3,132   SH           OTHER       1             3,132
FLEETWOOD ENTERPRISES INC         COM      339099103   1,908     414,677   SH            SOLE            414,677
FOREST OIL CORP              COM PAR $0.01 346091705      54       1,104   SH           OTHER       1             1,104
FOREST OIL CORP              COM PAR $0.01 346091705   7,139     145,818   SH            SOLE            145,818

                           Form 13F INFORMATION TABLE
                                   12/31/2007

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
            NAME                 TITLE                 VALUE    SHARES/         PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
          OF ISSUER             OF CLASS   CUSIP     (X$1,000) PRINCIPAL SH/PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
FAIR ISAAC CORP                   COM      303250104      28       1,280   SH           OTHER       1               1,280
FAIR ISAAC CORP                   COM      303250104   3,626     168,478   SH            SOLE              168,478
FOUNDATION COAL HLDGS INC         COM      35039W100      57       1,126   SH           OTHER       1               1,126
FOUNDATION COAL HLDGS INC         COM      35039W100   7,530     149,619   SH            SOLE              149,619
FREDS INC                        CL A      356108100      37       3,619   SH           OTHER       1               3,619
FREDS INC                        CL A      356108100   4,812     469,483   SH            SOLE              469,483
GATX CORP                         COM      361448103      25         635   SH           OTHER       1                 635
GATX CORP                         COM      361448103   3,358      85,960   SH            SOLE               85,960
GENTIVA HEALTH SERVICES INC       COM      37247A102      50       2,288   SH           OTHER       1               2,288
GENTIVA HEALTH SERVICES INC       COM      37247A102   6,602     303,409   SH            SOLE              303,409
GTSI CORP                         COM      36238K103      17       2,308   SH           OTHER       1               2,308
GTSI CORP                         COM      36238K103   2,195     303,969   SH            SOLE              303,969
GENERAL CABLE CORP DEL NEW        COM      369300108      53         895   SH           OTHER       1                 895
GENERAL CABLE CORP DEL NEW        COM      369300108   6,972     118,035   SH            SOLE              118,035
GENERAL MARITIME CORP             SHS      Y2692M103      45       1,927   SH           OTHER       1               1,927
GENERAL MARITIME CORP             SHS      Y2692M103   5,923     250,861   SH            SOLE              250,861
GENESEE & WYO INC                CL A      371559105      33         948   SH           OTHER       1                 948
GENESEE & WYO INC                CL A      371559105   4,172     121,284   SH            SOLE              121,284
HAEMONETICS CORP                  COM      405024100      48         798   SH           OTHER       1                 798
HAEMONETICS CORP                  COM      405024100   6,320     106,068   SH            SOLE              106,068
INTERNATIONAL COAL GRP INC N      COM      45928H106      51       7,978   SH           OTHER       1               7,978
INTERNATIONAL COAL GRP INC N      COM      45928H106   6,560   1,033,098   SH            SOLE            1,033,098
ICU MED INC                       COM      44930G107      36       1,255   SH           OTHER       1               1,255
ICU MED INC                       COM      44930G107   4,687     162,900   SH            SOLE              162,900
IDEX CORP                         COM      45167R104      25         803   SH           OTHER       1                 803
IDEX CORP                         COM      45167R104   3,283     106,978   SH            SOLE              106,978
ION GEOPHYSICAL CORP              COM      462044108      26       1,850   SH           OTHER       1               1,850
ION GEOPHYSICAL CORP              COM      462044108   3,284     238,002   SH            SOLE              238,002
K V PHARMACEUTICAL CO            CL A      482740206      24         978   SH           OTHER       1                 978
K V PHARMACEUTICAL CO            CL A      482740206   3,206     128,451   SH            SOLE              128,451
KAYDON CORP                       COM      486587108      18         399   SH           OTHER       1                 399
KAYDON CORP                       COM      486587108   2,284      52,008   SH            SOLE               52,008
LANCE INC                         COM      514606102      40       2,065   SH           OTHER       1               2,065
LANCE INC                         COM      514606102   5,313     271,076   SH            SOLE              271,076
LSI INDS INC                      COM      50216C108      21       1,560   SH           OTHER       1               1,560
LSI INDS INC                      COM      50216C108   2,717     205,688   SH            SOLE              205,688
MANTECH INTL CORP                CL A      564563104      55       1,216   SH           OTHER       1               1,216
MANTECH INTL CORP                CL A      564563104   7,279     160,481   SH            SOLE              160,481
MGIC INVT CORP WIS                COM      552848103      22       2,092   SH           OTHER       1               2,092
MGIC INVT CORP WIS                COM      552848103   2,771     263,177   SH            SOLE              263,177
MGP INGREDIENTS INC               COM      55302G103      19       2,655   SH           OTHER       1               2,655
MGP INGREDIENTS INC               COM      55302G103   2,319     331,698   SH            SOLE              331,698
MEDICAL ACTION INDS INC           COM      58449L100      35       2,152   SH           OTHER       1               2,152
MEDICAL ACTION INDS INC           COM      58449L100   4,586     279,130   SH            SOLE              279,130
MENTOR CORP MINN                  COM      587188103      26       1,010   SH           OTHER       1               1,010
MENTOR CORP MINN                  COM      587188103   3,320     129,094   SH            SOLE              129,094
MERIT MED SYS INC                 COM      589889104      65       4,122   SH           OTHER       1               4,122
MERIT MED SYS INC                 COM      589889104   8,484     535,922   SH            SOLE              535,922
MID-AMER APT CMNTYS INC           COM      59522J103      37         746   SH           OTHER       1                 746
MID-AMER APT CMNTYS INC           COM      59522J103   4,788      96,074   SH            SOLE               96,074
OLD NATL BANCORP IND              COM      680033107      19       1,043   SH           OTHER       1               1,043
OLD NATL BANCORP IND              COM      680033107   2,466     137,015   SH            SOLE              137,015
PAR PHARMACEUTICAL COS INC        COM      69888P106      18       1,032   SH           OTHER       1               1,032
PAR PHARMACEUTICAL COS INC        COM      69888P106   2,432     139,858   SH            SOLE              139,858
PSS WORLD MED INC                 COM      69366A100      37       2,199   SH           OTHER       1               2,199
PSS WORLD MED INC                 COM      69366A100   4,829     289,878   SH            SOLE              289,878

                           Form 13F INFORMATION TABLE
                                   12/31/2007

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
            NAME                 TITLE                 VALUE     SHARES/         PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
          OF ISSUER             OF CLASS   CUSIP     (X$1,000)  PRINCIPAL SH/PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------- -----------------------
ROBBINS & MYERS INC               COM      770196103        56      1,724   SH           OTHER       1                 1,724
ROBBINS & MYERS INC               COM      770196103     7,426    227,442   SH            SOLE               227,442
SCHOOL SPECIALTY INC              COM      807863105        26        812   SH           OTHER       1                   812
SCHOOL SPECIALTY INC              COM      807863105     3,353    106,304   SH            SOLE               106,304
SUNRISE SENIOR LIVING INC         COM      86768K106        16        716   SH           OTHER       1                   716
SUNRISE SENIOR LIVING INC         COM      86768K106     2,187     98,156   SH            SOLE                98,156
STEWART INFORMATION SVCS COR      COM      860372101        26        922   SH           OTHER       1                   922
STEWART INFORMATION SVCS COR      COM      860372101     3,394    121,266   SH            SOLE               121,266
SUN COMMUNITIES INC               COM      866674104        34      1,663   SH           OTHER       1                 1,663
SUN COMMUNITIES INC               COM      866674104     4,465    217,789   SH            SOLE               217,789
SURMODICS INC                     COM      868873100        35        837   SH           OTHER       1                   837
SURMODICS INC                     COM      868873100     4,618    110,263   SH            SOLE               110,263
HANOVER INS GROUP INC             COM      410867105        35        841   SH           OTHER       1                   841
HANOVER INS GROUP INC             COM      410867105     4,587    111,502   SH            SOLE               111,502
TENNECO INC                       COM      880349105        36      1,285   SH           OTHER       1                 1,285
TENNECO INC                       COM      880349105     4,610    164,987   SH            SOLE               164,987
TERRA INDS INC                    COM      880915103        56      1,587   SH           OTHER       1                 1,587
TERRA INDS INC                    COM      880915103     7,390    207,990   SH            SOLE               207,990
UCBH HOLDINGS INC                 COM      90262T308        20      2,609   SH           OTHER       1                 2,609
UCBH HOLDINGS INC                 COM      90262T308     2,648    341,187   SH            SOLE               341,187
U S PHYSICAL THERAPY INC          COM      90337L108        24      1,664   SH           OTHER       1                 1,664
U S PHYSICAL THERAPY INC          COM      90337L108     3,145    218,127   SH            SOLE               218,127
VARIAN INC                        COM      922206107        38        651   SH           OTHER       1                   651
VARIAN INC                        COM      922206107     4,932     85,151   SH            SOLE                85,151
WABTEC CORP                       COM      929740108        48      1,287   SH           OTHER       1                 1,287
WABTEC CORP                       COM      929740108     6,571    174,480   SH            SOLE               174,480
WESTAMERICA BANCORPORATION        COM      957090103        39        732   SH           OTHER       1                   732
WESTAMERICA BANCORPORATION        COM      957090103     4,979     94,665   SH            SOLE                94,665
WHITING PETE CORP NEW             COM      966387102        70      1,088   SH           OTHER       1                 1,088
WHITING PETE CORP NEW             COM      966387102     9,111    140,934   SH            SOLE               140,934

TOTAL                                                  321,185 16,164,207                                 16,041,763 122,444
                                                     ====================                                 ==================